UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05078

MFS GOVERNMENT MARKETS INCOME TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: February 28, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

February 28, 2015

MFS® GOVERNMENT MARKETS INCOME TRUST

PORTFOLIO OF INVESTMENTS

2/28/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Bonds - 101.4%
U.S. Bonds - 94.8%
Agency - Other - 9.0%
Financing Corp., 10.7%, 10/06/17	$4,095,000	$5,086,125
Financing Corp., 9.4%, 2/08/18	3,085,000	3,812,733
Financing Corp., 10.35%, 8/03/18	6,820,000	8,849,803

		$17,748,661
Asset-Backed & Securitized - 4.9%
Citigroup Commercial Mortgage Trust, FRN, 5.712%, 12/10/49	$1,000,000	$1,082,413
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 12/11/49	1,200,000	1,265,153
Commercial Mortgage Pass-Through Certificates, “A4”, 5.306%, 12/10/46	1,323,926	1,394,908
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/48	327,000	337,372
Credit Suisse Commercial Mortgage Trust, “A4”, FRN, 5.894%, 9/15/39	410,412	438,933
Credit Suisse Commercial Mortgage Trust, “AM”, FRN, 5.698%, 6/15/39	398,459	417,815
Credit Suisse Commercial Mortgage Trust, “C4”, FRN, 5.894%, 9/15/39	378,313	407,102
Credit Suisse Mortgage Capital Certificate, 5.311%, 12/15/39	491,940	514,820
CWCapital Cobalt Ltd., “A4”, FRN, 5.768%, 5/15/46	562,928	609,204
CWCapital LLC, 5.223%, 8/15/48	869,726	913,638
Goldman Sachs Mortgage Securities Corp., FRN, 5.795%, 8/10/45	701,511	757,843
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 5.939%, 2/15/51	40,145	40,218
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.783%, 6/15/49	1,000,000	1,070,501
Morgan Stanley Capital I Trust, “AM”, FRN, 5.703%, 4/15/49	431,000	451,298

		$9,701,218
Building - 0.1%
Martin Marietta Materials, Inc., 4.25%, 7/02/24	$82,000	$85,761

Business Services - 0.5%
Fidelity National Information Services, Inc., 3.875%, 6/05/24	$1,000,000	$1,023,164

Cable TV - 0.7%
Comcast Corp., 4.2%, 8/15/34	$96,000	$104,031
Time Warner Cable, Inc., 8.25%, 4/01/19	1,000,000	1,221,441
Time Warner Cable, Inc., 4.5%, 9/15/42	100,000	99,872

		$1,425,344
Chemicals - 0.3%
Dow Chemical Co., 8.55%, 5/15/19	$500,000	$624,557

Energy - Independent - 0.5%
Anadarko Petroleum Corp., 4.5%, 7/15/44	$1,000,000	$1,028,129
Hess Corp., 8.125%, 2/15/19	30,000	35,943

		$1,064,072
Food & Beverages - 0.6%
Kraft Foods Group, Inc., 6.125%, 8/23/18	$960,000	$1,090,957
Tyson Foods, Inc., 5.15%, 8/15/44	38,000	44,739

		$1,135,696
Forest & Paper Products - 0.1%
Packaging Corp. of America, 3.65%, 9/15/24	$153,000	$152,799

Insurance - Property & Casualty - 0.1%
Liberty Mutual Group, Inc., 4.85%, 8/01/44 (n)	$99,000	$106,082

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
U.S. Bonds - continued
Local Authorities - 2.2%
Nashville & Davidson County, TN, Metropolitan Government Convention Center Authority (Build America Bonds), 6.731%, 7/01/43	$580,000	$771,667
New Jersey Turnpike Authority Rev. (Build America Bonds), “F”, 7.414%, 1/01/40	32,000	48,579
San Francisco, CA, City & County Public Utilities Commission, Water Rev. (Build America Bonds), 6%, 11/01/40	1,650,000	2,142,344
State of California (Build America Bonds), 7.6%, 11/01/40	420,000	682,147
University of California Rev. (Build America Bonds), 5.77%, 5/15/43	450,000	589,334

		$4,234,071
Major Banks - 1.2%
Bank of America Corp., 7.625%, 6/01/19	$170,000	$205,421
Bank of America Corp., 4.2%, 8/26/24	279,000	288,897
Bank of America Corp., 4.875%, 4/01/44	92,000	105,446
Goldman Sachs Group, Inc., 3.625%, 1/22/23	446,000	461,253
Goldman Sachs Group, Inc., 4.8%, 7/08/44	94,000	103,826
Merrill Lynch & Co., Inc., 6.05%, 5/16/16	750,000	790,797
Morgan Stanley, 3.875%, 4/29/24	221,000	232,359
Morgan Stanley, 4.3%, 1/27/45	81,000	82,465
Wells Fargo & Co., 5.9% to 6/15/24, FRN to 12/29/49	100,000	104,218

		$2,374,682
Medical & Health Technology & Services - 0.2%
Becton, Dickinson and Co., 4.685%, 12/15/44	$179,000	$196,161
Laboratory Corp. of America Holdings, 4.7%, 2/01/45	106,000	108,941

		$305,102
Medical Equipment - 0.1%
Medtronic, Inc., 4.625%, 3/15/45 (n)	$237,000	$268,699

Metals & Mining - 0.2%
Freeport-McMoRan Copper & Gold, Inc., 3.875%, 3/15/23	$500,000	$458,596

Midstream - 1.1%
Enterprise Products Operating LLC, 3.9%, 2/15/24	$29,000	$30,572
Enterprise Products Operating LLC, 4.85%, 3/15/44	41,000	45,493
Kinder Morgan Energy Partners LP, 6.85%, 2/15/20	1,000,000	1,170,764
Kinder Morgan Energy Partners LP, 5.4%, 9/01/44	358,000	379,620
Plains All American Pipeline LP, 3.6%, 11/01/24	108,000	110,848
Sunoco Logistics Partners LP, 5.35%, 5/15/45	364,000	394,992

		$2,132,289
Mortgage-Backed - 43.8%
Fannie Mae, 4.78%, 8/01/15	$467,468	$471,914
Fannie Mae, 5.443%, 11/01/15	586,327	591,604
Fannie Mae, 5.432%, 2/01/16	588,616	602,911
Fannie Mae, 5.845%, 6/01/16	96,790	99,525
Fannie Mae, 6.5%, 11/01/16 - 2/01/37	1,112,795	1,294,613
Fannie Mae, 5.09%, 12/01/16	485,702	514,827
Fannie Mae, 5.05%, 1/01/17	486,967	510,866
Fannie Mae, 5.3%, 4/01/17	529,507	558,411
Fannie Mae, 1.9%, 6/01/17	161,046	162,752
Fannie Mae, 6%, 8/01/17 - 7/01/37	1,999,342	2,265,126
Fannie Mae, 5.5%, 9/01/17 - 3/01/38	6,679,270	7,510,306
Fannie Mae, 4.88%, 3/01/20	167,804	182,075
Fannie Mae, 2.41%, 5/01/23	133,931	134,088
Fannie Mae, 2.55%, 5/01/23	115,391	116,632

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
U.S. Bonds - continued
Mortgage-Backed - continued
Fannie Mae, 2.59%, 5/01/23	$72,863	$73,834
Fannie Mae, 3%, 4/01/27	667,830	700,922
Fannie Mae, 2.5%, 5/01/28	215,262	221,022
Fannie Mae, 5%, 6/01/35 - 3/01/40	1,075,813	1,194,100
Fannie Mae, 4%, 2/01/41	1,864,961	2,005,361
Fannie Mae, 4.5%, 2/01/41 - 4/01/44	6,065,830	6,611,173
Fannie Mae, 3.5%, 4/01/43	763,718	801,525
Fannie Mae, TBA, 3%, 3/01/30	814,000	852,271
Fannie Mae, TBA, 3.5%, 3/01/45	959,000	1,005,058
Fannie Mae, TBA, 4%, 3/01/45	9,381,000	10,029,718
Freddie Mac, 3.034%, 10/25/20	291,000	306,598
Freddie Mac, 1.426%, 8/25/17	1,112,000	1,120,205
Freddie Mac, 2.699%, 5/25/18	800,000	829,403
Freddie Mac, 2.412%, 8/25/18	1,152,000	1,184,595
Freddie Mac, 2.303%, 9/25/18	275,000	281,780
Freddie Mac, 2.323%, 10/25/18	499,000	511,592
Freddie Mac, 2.13%, 1/25/19	1,575,000	1,602,917
Freddie Mac, 5.085%, 3/25/19	752,000	846,069
Freddie Mac, 2.456%, 8/25/19	383,000	393,387
Freddie Mac, 4.186%, 8/25/19	600,000	657,094
Freddie Mac, 2.856%, 1/25/21	400,000	417,234
Freddie Mac, 6%, 5/01/21 - 10/01/38	1,039,726	1,180,821
Freddie Mac, 2.682%, 10/25/22	189,000	193,562
Freddie Mac, 3.32%, 2/25/23	433,000	462,036
Freddie Mac, 3.3%, 4/25/23	429,471	457,462
Freddie Mac, 3.06%, 7/25/23	181,000	189,480
Freddie Mac, 3.458%, 8/25/23	367,000	394,843
Freddie Mac, 4.5%, 9/01/24 - 8/01/40	1,232,513	1,338,332
Freddie Mac, 5.5%, 10/01/24 - 6/01/36	1,411,544	1,581,709
Freddie Mac, 2.67%, 12/25/24	827,000	833,706
Freddie Mac, 2.5%, 5/01/28 - 7/01/28	4,935,400	5,068,773
Freddie Mac, 6.5%, 5/01/37	277,535	316,281
Freddie Mac, 5%, 4/01/40	3,538,552	3,914,808
Freddie Mac, 3.5%, 5/01/42 - 7/01/43	6,061,158	6,355,673
Freddie Mac, 3%, 4/01/43 - 5/01/43	2,355,225	2,404,464
Freddie Mac, 4%, 11/01/43	542,583	580,661
Freddie Mac, TBA, 4%, 3/01/45	1,186,000	1,268,142
Ginnie Mae, 5.5%, 7/15/33 - 1/20/42	1,789,892	2,035,594
Ginnie Mae, 4%, 8/15/40 - 12/20/44	3,377,666	3,605,810
Ginnie Mae, 4.5%, 9/20/41	384,888	418,926
Ginnie Mae, 3.5%, 4/15/42 - 7/20/43	4,657,086	4,902,689
Ginnie Mae, 3%, 7/20/43	1,316,757	1,355,237
Ginnie Mae, 5.612%, 4/20/58	224,197	230,216
Ginnie Mae, 6.357%, 4/20/58	172,897	180,317

		$85,931,050
Municipals - 0.9%
Houston, TX, Public Improvement Refunding, “A”, 5%, 3/01/25	$95,000	$116,334
New York Dormitory Authority Rev., State Personal Income Tax (General Purpose), “E”, 5%, 2/15/24	585,000	720,246
State of Washington, 5%, 7/01/25	780,000	964,189

		$1,800,769

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
U.S. Bonds - continued
Network & Telecom - 1.6%
Verizon Communications, Inc., 5.05%, 3/15/34	$1,500,000	$1,642,485
Verizon Communications, Inc., 6.55%, 9/15/43	1,200,000	1,577,094

		$3,219,579
Other Banks & Diversified Financials - 1.0%
Capital One Bank (USA) N.A., 3.375%, 2/15/23	$336,000	$338,407
Citigroup, Inc., 8.5%, 5/22/19	80,000	99,565
Citigroup, Inc., 3.75%, 6/16/24	223,000	231,744
Discover Bank, 4.25%, 3/13/26	1,000,000	1,052,035
Intesa Sanpaolo S.p.A., 5.017%, 6/26/24 (n)	203,000	209,003

		$1,930,754
Pharmaceuticals - 0.2%
Actavis Funding SCS, 4.85%, 6/15/44	$272,000	$280,428
Gilead Sciences, Inc., 4.5%, 2/01/45	82,000	90,732

		$371,160
Precious Metals & Minerals - 0.2%
Teck Resources Ltd., 6%, 8/15/40	$200,000	$183,044
Teck Resources Ltd., 5.4%, 2/01/43	300,000	268,384

		$451,428
Real Estate - Healthcare - 0.1%
HCP, Inc., REIT, 3.875%, 8/15/24	$267,000	$273,308

Real Estate - Retail - 0.1%
DDR Corp., REIT, 3.625%, 2/01/25	$122,000	$121,878

Retailers - 0.3%
Bed Bath & Beyond, Inc., 5.165%, 8/01/44	$495,000	$537,103

Supranational - 0.1%
Inter-American Development Bank, 4.375%, 1/24/44	$158,000	$200,024

Tobacco - 0.5%
Altria Group, Inc., 9.7%, 11/10/18	$111,000	$142,788
Altria Group, Inc., 9.25%, 8/06/19	55,000	70,743
Altria Group, Inc., 4%, 1/31/24	14,000	14,994
Lorillard Tobacco Co., 8.125%, 6/23/19	583,000	711,303

		$939,828
Transportation - Services - 0.0%
ERAC USA Finance LLC, 3.85%, 11/15/24 (n)	$34,000	$35,278

U.S. Government Agencies and Equivalents - 2.7%
Aid-Egypt, 4.45%, 9/15/15	$1,755,000	$1,793,310
Private Export Funding Corp., 2.25%, 3/15/20	86,000	87,164
Private Export Funding Corp., 1.875%, 7/15/18	460,000	466,591
Small Business Administration, 6.35%, 4/01/21	144,265	156,256
Small Business Administration, 6.34%, 5/01/21	113,510	122,543
Small Business Administration, 6.44%, 6/01/21	124,165	134,840
Small Business Administration, 6.625%, 7/01/21	127,941	139,242
Small Business Administration, 5.52%, 6/01/24	238,430	262,925
Small Business Administration, 2.21%, 2/01/33	289,246	286,733

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
U.S. Bonds - continued
U.S. Government Agencies and Equivalents - continued
Small Business Administration, 2.22%, 3/01/33	$502,286	$499,551
Small Business Administration, 3.15%, 7/01/33	419,189	437,644
Small Business Administration, 3.62%, 9/01/33	383,529	412,387
Tennessee Valley Authority, 1.75%, 10/15/18	292,000	293,110
U.S. Department of Housing & Urban Development, 6.36%, 8/01/16	70,000	70,569
U.S. Department of Housing & Urban Development, 6.59%, 8/01/16	113,000	115,914

		$5,278,779
U.S. Treasury Obligations - 21.5%
U.S. Treasury Bonds, 5.25%, 2/15/29	$1,448,000	$1,968,149
U.S. Treasury Bonds, 4.75%, 2/15/37	336,000	467,355
U.S. Treasury Bonds, 4.375%, 2/15/38	4,842,000	6,413,001
U.S. Treasury Bonds, 4.5%, 8/15/39	5,097,100	6,926,480
U.S. Treasury Bonds, 3.125%, 2/15/43	453,700	500,984
U.S. Treasury Bonds, 2.875%, 5/15/43	1,158,800	1,221,266
U.S. Treasury Bonds, TIPS, 0.125%, 7/15/24	2,885,202	2,887,455
U.S. Treasury Notes, 0.875%, 12/31/16	2,887,000	2,903,690
U.S. Treasury Notes, 4.75%, 8/15/17 (f)	1,603,000	1,756,162
U.S. Treasury Notes, 2.625%, 4/30/18	2,272,000	2,381,340
U.S. Treasury Notes, 2.75%, 2/15/19	1,654,000	1,746,521
U.S. Treasury Notes, 3.125%, 5/15/19	300,000	321,258
U.S. Treasury Notes, 1%, 6/30/19	3,593,000	3,531,244
U.S. Treasury Notes, 2.625%, 8/15/20	162,000	170,695
U.S. Treasury Notes, 3.125%, 5/15/21	5,026,000	5,437,896
U.S. Treasury Notes, 1.75%, 5/15/22	508,000	505,381
U.S. Treasury Notes, 2.5%, 8/15/23	2,031,000	2,123,823
U.S. Treasury Notes, 2.75%, 2/15/24	827,000	880,949

		$42,143,649
Total U.S. Bonds		$186,075,380

Foreign Bonds - 6.6%
Brazil - 0.3%
Federative Republic of Brazil, 11%, 8/17/40	$183,000	$191,601
Federative Republic of Brazil, 5.625%, 1/07/41	162,000	162,000
Vale Overseas Ltd., 6.875%, 11/10/39	165,000	163,365

		$516,966
Canada - 0.6%
Rogers Communications, Inc., 6.8%, 8/15/18	$1,000,000	$1,161,189

Chile - 0.9%
E.CL S.A., 5.625%, 1/15/21	$566,000	$636,908
Empresa Nacional de Electricidad S.A., 4.25%, 4/15/24	20,000	21,007
Empresa Nacional del Petroleo, 6.25%, 7/08/19	214,000	240,177
GNL Quintero S.A., 4.634%, 7/31/29 (n)	200,000	207,826
Sociedad Quimica y Minera de Chile S.A., 6.125%, 4/15/16	429,000	446,121
Transelec S.A., 4.25%, 1/14/25	200,000	204,322

		$1,756,361
China - 0.6%
Baidu, Inc., 3.25%, 8/06/18	$240,000	$247,152
CNPC (HK) Overseas Capital Ltd., 4.5%, 4/28/21 (n)	226,000	243,983
State Grid Overseas Investment (2014) Ltd., 4.125%, 5/07/24 (n)	690,000	749,140

		$1,240,275

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Foreign Bonds - continued
Iceland - 0.4%
Republic of Iceland, 4.875%, 6/16/16 (n)	$667,000	$696,532
Republic of Iceland, 5.875%, 5/11/22 (n)	101,000	115,294

		$811,826
Jordan - 0.4%
Hashemite Kingdom of Jordan, 2.503%, 10/30/20	$418,000	$428,973
Hashemite Kingdom of Jordan, 1.945%, 6/23/19	443,000	450,073

		$879,046
Malaysia - 0.1%
Petronas Capital Ltd., 7.875%, 5/22/22	$185,000	$238,233

Mexico - 1.4%
Banco Inbursa S.A. Institucion de Banca Multiple Grupo Financiero Inbursa, 4.125%, 6/06/24 (n)	$299,000	$297,415
Comision Federal de Electricidad, 4.875%, 5/26/21	277,000	296,390
Pemex Project Funding Master Trust, 5.75%, 3/01/18	160,000	175,200
Petroleos Mexicanos, 8%, 5/03/19	228,000	273,828
Petroleos Mexicanos, 6%, 3/05/20	202,000	228,765
Petroleos Mexicanos, 5.5%, 1/21/21	130,000	142,675
Petroleos Mexicanos, 4.875%, 1/18/24	95,000	101,033
Petroleos Mexicanos, 4.25%, 1/15/25 (n)	15,000	15,105
Petroleos Mexicanos, 5.5%, 6/27/44 (n)	35,000	35,525
Petroleos Mexicanos, 5.625%, 1/23/46 (n)	23,000	23,587
United Mexican States, 3.625%, 3/15/22	1,164,000	1,213,470

		$2,802,993
Netherlands - 0.3%
ING Bank N.V., 5.8%, 9/25/23 (n)	$428,000	$491,321

Peru - 0.3%
El Fondo Mivivienda S.A., 3.5%, 1/31/23	$226,000	$222,610
Republic of Peru, 8.75%, 11/21/33	180,000	286,200

		$508,810
Romania - 0.1%
Republic of Romania, 4.375%, 8/22/23 (n)	$36,000	$38,936
Republic of Romania, 4.875%, 1/22/24 (n)	58,000	64,960

		$103,896
Russia - 0.1%
LUKOIL International Finance B.V., 4.563%, 4/24/23	$213,000	$177,323

Slovakia - 0.4%
Republic of Slovakia, 4.375%, 5/21/22 (n)	$639,000	$714,881

Tunisia - 0.1%
Tunisian Republic, 2.452%, 7/24/21	$235,000	$240,536

Ukraine - 0.2%
Government of Ukraine, 1.844%, 5/16/19	$444,000	$449,821

United Kingdom - 0.4%
Diageo Capital PLC, 5.75%, 10/23/17	$520,000	$578,783
Royal Bank of Scotland PLC, 6%, 12/19/23	124,000	138,790

		$717,573

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Foreign Bonds - continued
Uruguay - 0.0%
Oriental Republic of Uruguay, 4.5%, 8/14/24	$71,000	$76,680
Total Foreign Bonds		$12,887,730
Total Bonds		$198,963,110

Money Market Funds - 4.9%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	9,624,979	$9,624,979
Total Investments		$208,588,089

Other Assets, Less Liabilities - (6.3)%		(12,330,548)
Net Assets - 100.0%		$196,257,541

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $4,313,567, representing 2.2% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

TIPS	Treasury Inflation Protected Security
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TBA	To Be Announced

Derivative Contracts at 2/28/15

Futures Contracts at 2/28/15

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	36	$5,826,375	June - 2015	$5,056
U.S. Treasury Ultra Bond (Short)	USD	9	1,514,531	June - 2015	8,054

					$13,110

Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Long)	USD	18	$2,300,344	June - 2015	$(5,688)

At February 28, 2015, the fund had liquid securities with an aggregate value of $123,797 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

2/28/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts. The following is a summary of the levels used as of February 28, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$66,740,489	$—	$66,740,489
Non-U.S. Sovereign Debt	—	6,746,829	—	6,746,829
Municipal Bonds	—	1,800,770	—	1,800,770
U.S. Corporate Bonds	—	22,610,799	—	22,610,799
Residential Mortgage-Backed Securities	—	85,931,052	—	85,931,052
Commercial Mortgage-Backed Securities	—	9,701,219	—	9,701,219
Foreign Bonds	—	5,431,952	—	5,431,952
Mutual Funds	9,624,979	—	—	9,624,979
Total Investments	$9,624,979	$198,963,110	$—	$208,588,089

Other Financial Instruments
Futures Contracts	$7,422	$—	$—	$7,422

For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$199,969,447
Gross unrealized appreciation	12,189,204
Gross unrealized depreciation	(3,570,562)
Net unrealized appreciation (depreciation)	$8,618,642

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	15,361,860	8,236,869	(13,973,750)	9,624,979

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,863	$9,624,979

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS GOVERNMENT MARKETS INCOME TRUST

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: April 14, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: April 14, 2015

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 14, 2015

*	Print name and title of each signing officer under his or her signature.